UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	30,000,000	30,000,000	30,000,000
Preferred stock, issued (in shares)	0	18,406,857	18,406,857
Preferred stock, outstanding (in shares)	0	18,406,857	18,406,857
Preferred stock, liquidation preference	$ 0	$ 25,405	$ 22,723
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	150,000,000	150,000,000	150,000,000
Common stock, issued (in shares)	73,701,176	9,286,235	7,943,585
Common stock, outstanding (in shares)	73,701,176	7,943,585	7,943,585